Dynamic Alternatives Fund
Schedule of Investments
June 30, 2025 (Unaudited)

Portfolio Funds*	Shares	% of Net Assets		Cost	Fair Value	Initial Acquisition Date	Redemption Frequency(1)	Next Available Redemption Date

Hedge Funds

AvCap Trading Fund Global Feeder, LP (2)	200,009	9.1%		$ 21,500,000	$ 26,868,124	10/8/2024	Annually	10/31/2027

Centiva Offshore Fund, Ltd., Series HA (3)	114,408	3.9%		10,712,774	11,809,742	11/1/2022	Quarterly	12/31/2025	(4)

Corbin Hedged Equity Fund, LP	115,220	4.9%		12,156,299	14,536,971	11/1/2022	Monthly	7/31/2025

Janus Henderson Biotechnology Innovation Fund	3,164	2.5%		8,000,000	7,394,895	2/1/2025	Quarterly	9/30/2025

Linden International, Ltd., Class A	12,000	4.1%		12,000,000	12,241,068	3/1/2025	Quarterly	9/30/2025	(4)
Linden International, Ltd., Class A, Series 1	750	0.3%		750,000	758,027	4/1/2025	Quarterly	9/30/2025	(4)
Linden International, Ltd., Class A, Series 2	500	0.2%		500,000	505,511	5/1/2025	Quarterly	9/30/2025	(4)
Linden International, Ltd., Class A, Series 3	750	0.3%		750,000	743,465	6/1/2023	Quarterly	9/30/2025	(4)
	14,000	4.9%		14,000,000	14,248,071

Total Investments - Hedge Funds		25.3%		66,369,073	74,857,803

Structured Credit

Waterfall Eden Fund, Ltd., Class B1	4	0.0%	(5)	4,239	3,753	3/1/2023	Quarterly	9/30/2025	(4)
Waterfall Eden Fund, Ltd., Class B2, Series 1	10,135	4.1%		10,320,761	12,236,144	3/1/2023	Quarterly	9/30/2025	(4)
Waterfall Eden Fund, Ltd., Class B2, Series 2	1,000	0.3%		1,000,000	1,030,415	2/1/2025	Quarterly	9/30/2025	(4)
Waterfall Eden Fund, Ltd., Class B2, Series 3	1,500	0.5%		1,500,000	1,520,126	4/1/2025	Quarterly	9/30/2025	(4)
Waterfall Eden Fund, Ltd., Class B2, Series 4	1,000	0.3%		1,000,000	1,013,578	5/1/2025	Quarterly	9/30/2025	(4)
Waterfall Eden Fund, Ltd., Class B2, Series 5	500	0.2%		500,000	502,000	6/1/2025	Quarterly	9/30/2025	(4)
	14,139	5.4%		14,325,000	16,306,016

Private Credit

NB Credit Opportunities II Cayman LP (6)(7)(8)	46,654	1.8%		4,878,512	5,476,431	6/1/2023	N/A	N/A

Merchants Healthcare Fund 1 Onshore (8)	141,206	5.0%		14,400,000	14,799,663	4/1/2024	Quarterly	N/A

Cross Ocean Partners GSS Offshore Feeder LP (9)	199,461	6.9%		20,000,000	20,405,537	5/1/2025	Semi-Annual	12/31/2027	(10)

		13.7%		39,278,512	40,681,631

Total Investments - Portfolio Funds		44.4%		119,972,585	131,845,450

Interval Funds

Private Credit

Cliffwater Corporate Lending Fund	2,573,659	9.4%		27,454,571	27,846,993	11/1/2022	Quarterly	9/15/2025

Structured Credit
1WS Credit Income Fund	755,915	4.9%		14,750,000	14,649,624	6/13/2024	Quarterly	9/30/2025

		14.3%		42,204,571	42,496,617

Business Development Companies

Private Credit

Blackstone Private Credit Fund, Class I	13,704	0.1%	350,000	344,930	2/1/2023	Quarterly	9/30/2025	(11)

Closed-End Funds

Private Equity

AMG Pantheon Fund, LLC, Class 2	509,391	4.8%	11,018,011	14,130,495	11/1/2022	Quarterly	9/30/2025

Stepstone Private Markets, Institutional Class	237,681	4.7%	12,310,000	13,999,388	12/18/2023	Quarterly	9/30/2025

Hamilton Lane Private Assets Fund	711,825	4.5%	12,100,000	13,217,095	1/2/2025	Quarterly	9/30/2025

Total Investments - Closed-End Funds		14.0%	35,428,011	41,346,978

Direct Investments

Private Equity

TWG Flying Wasp, LLC (6)(8)	69,092	2.4%	6,909,185	7,080,144	12/20/2024

Private Real Estate
RB ZaZa Port LLC (8)	10,000,000	3.6%	10,000,000	10,549,929	12/13/2024

Total Direct Investments		6.0%	16,909,185	17,630,073

Open-End Mutual Funds

Structured Credit

Axonic Strategic Income Fund, Institutional Class	1,366,137	4.1%	12,062,774	12,267,910

FPA New Income, Inc.	2,161,537	7.3%	21,100,000	21,615,371

Total Investments - Open-End Mutual Funds		11.4%	33,162,774	33,883,281

Money Market Funds

Goldman Sachs Financial Square Government Fund, Institutional Class, 4.30% (12)	19,196,121	6.5%	19,196,121	19,196,121

Total Investments		96.7%	$ 267,223,247	$ 286,743,450

Other Assets in Excess of Liabilities		3.3%		9,714,983

Net Assets		100.0%		$ 296,458,433

* Non-income producing security.
(1) Certain redemptions may be subject to various restrictions and limitations such as redemption penalties on investments liquidated within a certain period subsequent to investment (e.g., a soft or hard lock-up), investor-level gates and/or Portfolio Fund-level gates. Redemption notice periods range from 10 to 100 days.
(2) Subject to three year hard lock-up.
(3) Subject to one year hard lock-up.
(4) Subject to 25% investor level quarterly gate.
(5) Amount is less than 0.05%.
(6) There were $879,991 in unfunded commitments for NB Credit Opportunities II Cayman LP and $3,090,815 for TWG Flying WASP as of June 30, 2025. There were no other unfunded commitments as of June 30, 2025 for any other Portfolio Funds or securities held by the Fund.
(7) Subject to three year hard lock-up, with two one-year extensions.
(8) Level 3 securities fair valued using unobservable inputs.
(9) Subject to 18 month hard lock-up.
(10) Subject to 25% investor level semi-annual gate.
(11) Subsequent to June 30, 2025, the portfolio has been fully redeemed, but is subject to a holdback.
(12) Rate disclosed is the seven day effective yield as of June 30, 2025.